SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization expense	$ 786	$ 553	$ 1,488	$ 1,095
Direct costs	$ 13,674	10,549	$ 26,269	19,527
Reclassification of depreciation and amortization expense to direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization expense		(553)		(1,095)
Direct costs		$ (553)		$ (1,095)